ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2024	2023
Accrued payroll and related costs	$27,150	$27,887
Accrued vacation	9,817	8,381
Deferred revenue	3,527	4,938
Advanced payment from a customer	4,783	5,051
Commitment to purchase shares from directors and officers	1,518	1,518
Other	4,020	4,695
Total accrued expenses and other liabilities	$50,815	$52,470